Operating Segments (Details) - Schedule of Segment Revenues and Results - Operating segments [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 MYR (RM)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Operating Segments (Details) - Schedule of Segment Revenues and Results [Line Items]
Revenue	RM 21,374,632	RM 44,463,195	$ 9,525,310
Net profit		20,555,325	4,403,549	RM 14,348,961
Other gains and losses		125,326	26,848
Interest income		942	202	22
Finance cost		(1,246)	(267)
Transition loss				(290,874)
Incorporation costs				(11,283)
Profit before income tax		20,680,347	4,430,332	14,046,826
Income tax expense		(626,143)	(134,138)	(283,648)
Profit for the year		20,054,204	4,296,194	13,763,178
Business Strategy And Consultancy [Member]
Operating Segments (Details) - Schedule of Segment Revenues and Results [Line Items]
Revenue	11,359,388	20,789,179	4,453,647
Net profit		6,498,804	1,392,233	7,402,672
Technology Development Solutions And Consultancy [Member]
Operating Segments (Details) - Schedule of Segment Revenues and Results [Line Items]
Revenue	9,657,906	19,733,018	4,227,387
Net profit		11,772,361	2,521,982	5,225,361
Other Segments [Member]
Operating Segments (Details) - Schedule of Segment Revenues and Results [Line Items]
Revenue	RM 357,338	3,940,998	844,276
Net profit		RM 2,284,160	$ 489,334	RM 1,720,928